Shareholders’ Equity (Details) - Schedule of Share Based Compensation - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 11, 2022	Jun. 22, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Shared-Based Compensation:
Cost of Sales			$ 5,288	$ 11,740	$ 17,455	$ 48,842	$ 62,099	$ 7,940
Technology and development			13,386	13,386	40,158	46,348	59,734	19,226
Sales, general and administrative			117,460	330,142	386,255	1,642,800	$ 2,179,902	$ 3,860,686
Total	$ 200,000	$ 1,000,000	$ 136,134	$ 355,268	$ 443,868	$ 1,737,990